Notes Payable (Details) - Part-1 - USD ($)									1 Months Ended					3 Months Ended		12 Months Ended
	Jan. 24, 2024	Dec. 31, 2023	Nov. 24, 2023	Nov. 07, 2023	Nov. 07, 2023	Oct. 05, 2023	Oct. 05, 2023	Jul. 03, 2023	Nov. 24, 2023	Aug. 23, 2023	May 30, 2023	Apr. 24, 2023	Feb. 21, 2023	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Mar. 07, 2024	Sep. 05, 2023	Apr. 18, 2023	Apr. 04, 2023
Notes Payable (Details) - Part-1 [Line Items]
Principal amount											$ 2,000,000									$ 1,060,000
Gross proceeds						$ 3,000,000							$ 1,500,000
Origination fee						240,000	$ 240,000			$ 70,000	100,000	$ 60,000	75,000							$ 60,000
Repayment amount																		$ 77,000
Gross proceeds from loan											2,000,000
Future receipts agreement											1,157,143
Net proceeds						1,525,539	1,525,539				742,857	860,500
Business loan and security agreement description																The total amount of interest and fees payable by the Company to the Lender under the Loan (the “July Repayment Amount”) will be (i) $322,285 and will be repaid in 13 weekly installments of $24,500 with a final payment of $3,785 in the fourteenth week. As of December 31, 2023, the note was fully paid off.
Principal amount			$ 53,099					$ 215,000	$ 53,099					$ 250,000		$ 13,000,000
Loan principal amount	$ 3,600,000									1,400,000		1,060,000							$ 14,500,000
Amount of interest and fees payable										2,079,000	2,880,000	1,590,000
Origination fee								$ 10,750
Outstanding amount						4,470,000	4,470,000
Existing agreement						1,234,461	1,234,461
Purchased Amount prepaid						3,870,000
Amount repaid	5,364,000			$ 3,129,000	$ 3,129,000	4,230,000
Accrue interest rate			8.50%						8.50%
Unamortized debt discount		$ 458														$ 458
Gross proceeds							3,000,000							451,974
Accrue interest at the Prime rate																	8.50%
MCA Purchased Amount [Member]
Notes Payable (Details) - Part-1 [Line Items]
Amount repaid						4,110,000
Future Receipts Agreement[Member]
Notes Payable (Details) - Part-1 [Line Items]
Principal amount													$ 2,160,000
Origination fee											100,000
April Loan Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Gross proceeds from loan												1,000,000
Principal amount												139,500
April Repayment Amount [Member]
Notes Payable (Details) - Part-1 [Line Items]
Business loan and security agreement description																(i) $1,000,000 if paid prior to April 6, 2023, (ii) $1,219,000 if paid prior to April 10, 2023, or (iii) $1,590,000 if paid after April 10, 2023, and will be repaid in 20 weekly installments of $79,500 commencing on April 10, 2023 and ending on August 21, 2023.
Loan Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Principal amount				1,089,000	1,089,000
Origination fee						240,000	240,000
Principal amount				2,100,000	2,100,000
Installment amount						$ 149,000	149,000			$ 99,000	$ 102,857	$ 79,500
Debt discount				1,089,000	1,089,000
MCA Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Principal amount		2,498,245														$ 2,498,245
November Loan Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Principal amount		1,990,699												1,752,827		1,990,699
Origination fee				140,000	140,000
Unamortized debt discount														57,647
Accrued interest														469,892
Second December Loan [Member]
Notes Payable (Details) - Part-1 [Line Items]
Principal amount	2,533,100	53,099												3,519,577		$ 53,099
Installment amount	178,800
Unamortized debt discount														176,400
Accrued interest		$ 458												714,826
Net proceeds	814,900
January Loan Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Origination fee	$ 252,000
Sixth Borough Note [Member]
Notes Payable (Details) - Part-1 [Line Items]
Principal amount														$ 300,000			$ 300,000
Repaid within 30 days [Member]
Notes Payable (Details) - Part-1 [Line Items]
Amount repaid							3,870,000
Repaid within 60 days [Member]
Notes Payable (Details) - Part-1 [Line Items]
Amount repaid							4,110,000
Repaid within 90 days [Member]
Notes Payable (Details) - Part-1 [Line Items]
Amount repaid							$ 4,230,000
Minimum [Member] | November Loan Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Installment amount				69,000	69,000
Maximum [Member] | November Loan Agreement [Member]
Notes Payable (Details) - Part-1 [Line Items]
Installment amount				$ 99,000	$ 99,000